Registration No. 333-239954

Rule 497(d)

SUPPLEMENT TO

COMBINED PROSPECTUS AND PROXY STATEMENT

DATED AUGUST 20, 2020

The information provided below replaces the information provided in the last sentence under “How does the performance compare?” and the first two bullets under “To Add to an Existing Account,” respectively, in the Combined Prospectus and Proxy Statement dated August 20, 2020, relating to the acquisition of the assets and liabilities of FPA International Value Fund, a series of FPA Funds Trust, by Phaeacian Accent International Value Fund, a series of Datum One Series Trust.

Performance Information

The Fund’s year-to-date total return as of June 30, 2020: -1.23%

To Add to an Existing Account:

•	Call (800) 258-9668 (toll free) or (312) 557-3523 on days the Fund is open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201681000

Shareholder Account # (ex. PHA1085FFFAAAAAAA where FFF is the Fund Number and AAAAAAA is the Account Number)

Shareholder Name:

The proxy materials sent to you contain important information regarding the proposed reorganization of FPA International Value Fund with and into Phaeacian Accent International Value Fund (the “Reorganization”) that you and other shareholders are being asked to consider. Please read the materials carefully. Copies of the Combined Proxy Statement and Prospectus and other documents filed with the SEC are available on the SEC’s web site at www.sec.gov. In addition, free copies of the Combined Proxy Statement and Prospectus and other documents filed with the SEC can be obtained by visiting https://vote.proxyonline.com/fpa/docs/InternationalValue2020.pdf, by calling (800) 628-8509, or by writing to the Fund at 50 S. LaSalle Street, Chicago, IL 60603.

Please see the Prospectus/Proxy Statement for a discussion of how to vote. A shareholder may revoke their proxy at any time prior to its use by filing with FPA Paramount a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting virtually may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

The Special Meeting is scheduled to convene on October 1, 2020 at 9:30 a.m., Pacific time. At that time, the Fund intends to adjourn the Special Meeting until October 9 at 9:30 a.m., Pacific time, in order to allow additional time for shareholders to submit their proxies.